Revenue Recognition and Related Party Revenue Revenue (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Recurring fees and management income	$ (3,051)	$ (9,137)	$ (6,312)	$ (17,849)	$ (32,926)	$ (8,156)	$ 0
Insurance premiums	585	546	1,042	1,070
Non-Affiliate
Related Party Transaction [Line Items]
Recurring fees and management income	(500)	(500)	(1,000)	(900)	$ (1,700)	$ (200)
PECO III
Related Party Transaction [Line Items]
Recurring fees and management income	(453)		(1,462)
Insurance premiums	21		24
Joint Ventures
Related Party Transaction [Line Items]
Recurring fees and management income	(2,045)		(3,779)
Insurance premiums	72		72
Other Parties
Related Party Transaction [Line Items]
Recurring fees and management income	(553)	(503)	(1,071)	(1,053)
Insurance premiums	492	437	946	881
REIT II
Related Party Transaction [Line Items]
Recurring fees and management income		(7,538)		(14,473)
Insurance premiums		109		189
PECO III and Joint Venture [Member]
Related Party Transaction [Line Items]
Recurring fees and management income		(1,096)		(2,323)
Insurance premiums		0		0
Recurring Fees
Related Party Transaction [Line Items]
Recurring fees and management income	(1,639)	(5,847)	(3,221)	(11,624)
Recurring Fees | PECO III
Related Party Transaction [Line Items]
Recurring fees and management income	(228)		(422)
Recurring Fees | Joint Ventures
Related Party Transaction [Line Items]
Recurring fees and management income	(1,352)		(2,681)
Recurring Fees | Other Parties
Related Party Transaction [Line Items]
Recurring fees and management income	(59)	(77)	(118)	(152)
Recurring Fees | REIT II
Related Party Transaction [Line Items]
Recurring fees and management income		(5,189)		(10,333)
Recurring Fees | PECO III and Joint Venture [Member]
Related Party Transaction [Line Items]
Recurring fees and management income		(581)		(1,139)
Transactional Revenue and Reimbursements
Related Party Transaction [Line Items]
Recurring fees and management income	(827)	(2,744)	(2,049)	(5,155)
Transactional Revenue and Reimbursements | PECO III
Related Party Transaction [Line Items]
Recurring fees and management income	(204)		(1,016)
Transactional Revenue and Reimbursements | Joint Ventures
Related Party Transaction [Line Items]
Recurring fees and management income	(621)		(1,026)
Transactional Revenue and Reimbursements | Other Parties
Related Party Transaction [Line Items]
Recurring fees and management income	$ (2)	(11)	$ (7)	(20)
Transactional Revenue and Reimbursements | REIT II
Related Party Transaction [Line Items]
Recurring fees and management income		(2,240)		(3,951)
Transactional Revenue and Reimbursements | PECO III and Joint Venture [Member]
Related Party Transaction [Line Items]
Recurring fees and management income		$ (515)		$ (1,184)